SERIES A PREFERRED STOCK - Additional Information (Details) - USD ($)				6 Months Ended	12 Months Ended
	Aug. 31, 2013	Jun. 30, 2013	Jun. 17, 2013	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Preferred stock, value, issued				$ 5	$ 5	$ 5
Preferred stock, dividend rate		8.00%
Preferred stock, dividend, make-whole dividend rate to market value		10.00%
Preferred stock, dividend issuance term		4 years
Preferred stock, redemption, term, required make-whole dividend		4 years
Series A Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares issued (in shares)	625,000	750,000	125,000	48,100	48,100	48,100
Share price (in dollars per share)		$ 8.00
Preferred stock, value, issued		$ 6,000,000.0
Preferred stock, dividend rate		8.00%
Preferred stock, dividend, make-whole dividend rate to market value		10.00%
Preferred stock, dividend issuance term		4 years
Preferred stock, redemption, term, required make-whole dividend		4 years
Preferred stock, conversion, required common share price (in dollars per share)				$ 232	$ 232
Preferred stock, conversion, required common share price, term				20 days	20 days
Preferred stock redemption price per share				$ 8.00	$ 8.00
Convertible preferred stock, shares issued upon conversion (in shares)				1	1
Preferred stock, shares outstanding (in shares)				48,100	48,100	48,100
Accrued and unpaid dividends				$ 392,149	$ 367,965
Common Stock
Class Of Stock [Line Items]
Number of securities called by warrants (in shares)	10,938	13,125	2,187
Proceeds from issuance of preferred stock	$ 5,000,000.0		$ 1,000,000.0
Convertible preferred stock, shares issued upon conversion (in shares)				1	1